OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2022 £m	2021 £m	2020 £m
At 1 January	4,268	5,935	4,865
Issued in the year:
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	500	–
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	750	–
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	300	–
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	–	383
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities	–	–	687
	–	1,550	1,070
Repurchases and redemptions during the year	–	(3,217)	–
Profit for the year attributable to other equity holders	241	344	417
Distributions on other equity instruments	(241)	(344)	(417)
At 31 December	4,268	4,268	5,935